Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision for / (Benefit from) income taxes for the years ended December 31 was estimated as follows (in millions):

	2017	2018	2019
Current
Federal	$(6)	$72	$396
Non-U.S.	241	153	168
State and local	(9)	(81)	169
Total current	226	144	733
Deferred
Federal	(1,016)	283	(12)
Non-U.S.	30	(125)	104
State and local	63	101	(55)
Total deferred	(923)	259	37
Provision for / (Benefit from) income taxes	$(697)	$403	$770

	2017	2018	2019
Income before income taxes (in millions)
U.S.	$1,331	$1,717	$2,160
Non-U.S.	979	910	838
Total	$2,310	$2,627	$2,998

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Provision for / (Benefit from) income taxes with the United States statutory tax rate as a percentage of Income before income taxes for the years ended December 31 is as follows:

	2017	2018	2019
U.S. statutory tax rate	35.0%	21.0%	21.0%
Effect of (in percentage points):
Non-U.S. tax rates under U.S. rate	(4.0)	1.7	1.3
State and local income taxes	1.5	0.6	2.7
Dispositions and restructurings	—	(8.9)	—
U.S. tax on non-U.S. earnings	15.6	0.4	(0.1)
Enacted change in tax laws	(78.1)	—	—
Other	(0.2)	0.5	0.8
Effective tax rate	(30.2)%	15.3%	25.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	omponents of deferred tax assets and liabilities at December 31 were as follows (in millions):

	2018	2019
Deferred tax assets
Net operating loss carryforwards	$339	$378
Provision for credit losses	175	141
Other foreign	106	190
Employee benefit plans	28	24
Foreign tax credits	1,297	669
Other	50	46
Total gross deferred tax assets	1,995	1,448
Less: Valuation allowance	(81)	(43)
Total net deferred tax assets	1,914	1,405
Deferred tax liabilities
Leasing transactions	3,126	2,674
Finance receivables	639	584
Other foreign	524	568
Other	4	1
Total deferred tax liabilities	4,293	3,827
Net deferred tax liability	$2,379	$2,422

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

	2018	2019
Beginning balance	$90	$115
Increase - tax positions in prior periods	28	40
Increase - tax positions in current period	7	—
Decrease - tax positions in prior periods	(6)	(8)
Settlements	(1)	(36)
Lapse of statute of limitations	—	—
Foreign currency translation adjustments	(3)	(2)
Ending balance	$115	$109